Additional disclosures - Parent-Only Balance Sheets (Details) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 02, 2018	Dec. 31, 2017	Nov. 01, 2017	Jul. 03, 2017	Dec. 31, 2016	Nov. 04, 2016	Dec. 31, 2015
Assets [abstract]
Cash and bank balances at central banks	€ 89,005		€ 87,430			€ 54,637
Financial assets held for trading	92,879	€ 125,618	125,458			148,187
Held-to-maturity investments			13,491			14,468
Loans and receivables			903,013			840,004
Investments		6,150	6,184
Premises and equipment, net	24,594		20,650			20,770
Other assets	9,348		9,766			8,447
TOTAL ASSETS	1,459,271	1,443,069	1,444,305			1,339,125
Liabilities [abstract]
Other liabilities	13,088		12,591			11,070
TOTAL LIABILITIES	1,351,910	1,337,707	1,337,472			1,236,426
Shareholders' equity
Share capital	8,118	8,068	8,068	€ 48	€ 729	7,291	€ 74	€ 7,217
TOTAL EQUITY	107,361	105,362	106,833			102,699		€ 98,753
TOTAL LIABILITIES AND EQUITY	1,459,271	€ 1,443,069	1,444,305			1,339,125
Banco Santander S.A. | Reportable Legal Entities [Member]
Assets [abstract]
Cash and bank balances at central banks	105,660		76,690			49,979
Financial assets held for trading	70,825		64,326			70,437
Held-to-maturity investments	61,064		49,194			45,702
Loans and receivables	263,142		197,591			195,532
Investments	81,734		85,428			80,614
Premises and equipment, net	2,410		1,929			1,834
Other assets	23,541		17,257			17,146
TOTAL ASSETS	608,376		492,415			461,244
Liabilities [abstract]
Deposits	350,786		256,389			265,565
Short-term debt	30,883		40,540			19,110
Long-term debt	75,600		53,023			34,499
Total borrowings	106,483		93,563			53,609
Other liabilities	82,340		71,896			78,835
TOTAL LIABILITIES	539,609		421,848			398,009
Shareholders' equity
Share capital	8,118		8,068			7,291
Retained earnings and other reserves	60,649		62,499			55,944
TOTAL EQUITY	68,767		70,567			63,235
TOTAL LIABILITIES AND EQUITY	608,376		492,415			461,244
Bank Subsidiaries [Member] | Banco Santander S.A. | Reportable Legal Entities [Member]
Assets [abstract]
Cash and bank balances at central banks	16,339		20,818			11,442
Held-to-maturity investments	11,084		6,474			8,326
Investments	69,118		65,567			63,210
Liabilities [abstract]
Deposits	18,526		20,391			19,179
Total borrowings	2,874		1,138
Non-Bank Subsidiaries [Member] | Banco Santander S.A. | Reportable Legal Entities [Member]
Assets [abstract]
Held-to-maturity investments	4,581		3,729			3,662
Loans and receivables	26,505		33,113			35,085
Investments	12,616		19,861			17,404
Liabilities [abstract]
Deposits	13,655		13,115			40,082
Total borrowings	€ 998		€ 2,966			€ 14,062